Multi-Manager Value Strategies Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Value Strategies Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 4.7%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	1,032,535	28,921,305
Comcast Corp., Class A	820,706	25,409,058
GCI Liberty, Inc., Class C(a)	222	8,736
Globalstar, Inc.(a)	22,839	1,422,185
Verizon Communications, Inc.	657,382	32,961,133
Total		88,722,417
Entertainment 1.1%
Walt Disney Co. (The)	561,165	59,505,936
Interactive Media & Services 1.6%
Alphabet, Inc., Class A	115,535	36,019,192
Meta Platforms, Inc., Class A	83,473	54,105,529
Total		90,124,721
Media 0.1%
Fox Corp., Class A	56,635	3,190,816
Fox Corp., Class B	42,667	2,207,164
Total		5,397,980
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	78,712	17,087,588
Total Communication Services		260,838,642
Consumer Discretionary 9.3%
Automobile Components 0.3%
Aptiv PLC(a)	71,563	5,262,743
Autoliv, Inc.	37,671	4,464,767
BorgWarner, Inc.	91,612	5,274,103
Lear Corp.	27,011	3,545,193
Phinia, Inc.	154	11,185
Total		18,557,991
Automobiles 0.8%
General Motors Co.	535,124	42,119,610
Broadline Retail 1.7%
Amazon.com, Inc.(a)	374,385	78,620,850
Dillard’s, Inc., Class A	1,505	907,199
eBay, Inc.	131,708	11,966,989
Total		91,495,038
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.0%
Grand Canyon Education, Inc.(a)	11,421	1,816,738
Hotels, Restaurants & Leisure 2.1%
Boyd Gaming Corp.	28,755	2,393,279
Brinker International, Inc.(a)	6,985	1,035,177
Carnival Corp.	375,358	11,842,545
Chipotle Mexican Grill, Inc.(a)	208,737	7,769,191
Las Vegas Sands Corp.	98,581	5,591,514
McDonald’s Corp.	84,230	28,727,484
Norwegian Cruise Line Holdings Ltd.(a)	228,450	5,663,276
Royal Caribbean Cruises Ltd.	71,955	22,375,127
Starbucks Corp.	268,473	26,315,723
Super Group SGHC Ltd.	89,369	956,248
Texas Roadhouse, Inc.	32,578	5,957,539
Total		118,627,103
Household Durables 0.8%
Installed Building Products, Inc.	10,266	3,364,784
Lennar Corp., Class A	69,523	7,950,650
Lennar Corp., Class B	6,131	654,362
NVR, Inc.(a)	4,092	30,762,797
Total		42,732,593
Leisure Products 0.0%
Mattel, Inc.(a)	108,848	1,844,974
Specialty Retail 3.3%
AutoNation, Inc.(a)	17,300	3,376,268
Best Buy Co., Inc.	60,893	3,773,539
Burlington Stores, Inc.(a)	18,643	5,720,977
CarMax, Inc.(a)	332,122	14,337,707
Five Below, Inc.(a)	31,663	7,077,630
Gap, Inc. (The)	107,085	3,002,663
Home Depot, Inc. (The)	73,523	27,991,677
Lithia Motors, Inc., Class A	7,709	2,155,282
Murphy U.S.A., Inc.	8,435	3,295,892
Ross Stores, Inc.	94,301	19,392,058
TJX Companies, Inc. (The)	358,034	57,879,777
Tractor Supply Co.	190,485	9,874,742

Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ulta Beauty, Inc.(a)	22,034	15,088,663
Urban Outfitters, Inc.(a)	35,036	2,319,383
Williams-Sonoma, Inc.	41,229	8,478,744
Total		183,765,002
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.(a)	708	14,521
Deckers Outdoor Corp.(a)	9,040	1,060,121
Levi Strauss & Co., Class A	54,467	1,206,989
lululemon athletica, Inc.(a)	36,074	6,679,822
Ralph Lauren Corp.	15,130	5,486,138
VF Corp.	36,799	714,637
Total		15,162,228
Total Consumer Discretionary		516,121,277
Consumer Staples 9.1%
Beverages 0.9%
Coca-Cola Bottling Co. Consolidated	20,091	4,066,418
Coca-Cola Co. (The)	281,006	22,918,849
Constellation Brands, Inc., Class A	34,445	5,437,488
Molson Coors Beverage Co., Class B	32,820	1,607,852
PepsiCo, Inc.	93,438	15,860,166
Total		49,890,773
Consumer Staples Distribution & Retail 3.9%
Albertsons Companies, Inc., Class A	16,463	294,688
BJ’s Wholesale Club Holdings, Inc.(a)	59,407	5,868,818
Costco Wholesale Corp.	48,552	49,075,876
Dollar General Corp.	92,983	14,527,664
Dollar Tree, Inc.(a)	64,041	8,099,906
Kroger Co. (The)	155,038	10,579,793
Sprouts Farmers Market, Inc.(a)	40,443	2,987,524
Sysco Corp.	357,890	32,625,252
Target Corp.	92,472	10,522,389
Walmart, Inc.	649,998	83,167,244
Total		217,749,154
Food Products 1.0%
Archer-Daniels-Midland Co.	31,995	2,208,935
General Mills, Inc.	616,243	27,872,671
Hershey Co. (The)	32,264	7,623,338
Ingredion, Inc.	14,294	1,678,973
Common Stocks (continued)
Issuer	Shares	Value ($)
Lamb Weston Holdings, Inc.	63,165	3,043,921
Mondelez International, Inc., Class A	176,210	10,851,012
Pilgrim’s Pride Corp.	25,437	1,097,861
Total		54,376,711
Household Products 2.5%
Colgate-Palmolive Co.	705,974	69,990,262
Kimberly-Clark Corp.	290,781	32,404,635
Procter & Gamble Co. (The)	235,438	39,365,233
Total		141,760,130
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	78,176	8,557,927
Tobacco 0.7%
Altria Group, Inc.	323,791	22,354,531
Philip Morris International, Inc.	82,469	15,407,683
Total		37,762,214
Total Consumer Staples		510,096,909
Energy 9.6%
Energy Equipment & Services 0.4%
Halliburton Co.	310,567	11,180,412
TechnipFMC PLC	180,194	11,948,664
Total		23,129,076
Oil, Gas & Consumable Fuels 9.2%
Antero Midstream Corp.	161,319	3,626,451
APA Corp.	193,396	5,873,436
Cheniere Energy, Inc.	66,158	15,595,425
Chevron Corp.	185,831	34,705,797
Chord Energy Corp.	27,772	3,009,652
ConocoPhillips Co.	984,939	111,751,179
Coterra Energy, Inc.	286,787	8,772,814
Devon Energy Corp.	239,803	10,438,625
Diamondback Energy, Inc.	304,384	52,987,167
EOG Resources, Inc.	225,325	27,958,326
EQT Corp.	503,770	30,941,553
Expand Energy Corp.	77,288	8,340,921
Exxon Mobil Corp.	700,044	106,756,710
Hess Midstream LP, Class A	59,641	2,306,914
HF Sinclair Corp.	73,299	3,665,683
Matador Resources Co.	50,994	2,621,092
Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Occidental Petroleum Corp.	224,134	11,897,033
Ovintiv, Inc.	137,787	6,970,644
Permian Resources Corp.	344,347	6,298,107
Range Resources Corp.	102,581	4,234,544
Targa Resources Corp.	64,597	15,231,973
Valero Energy Corp.	81,133	16,603,057
Williams Companies, Inc. (The)	254,251	18,997,635
Total		509,584,738
Total Energy		532,713,814
Financials 18.9%
Banks 4.8%
Bank of America Corp.	1,410,118	70,266,180
Bank OZK	29,331	1,365,651
East West Bancorp, Inc.	47,326	5,179,831
First Citizens BancShares Inc., Class A	2,271	4,310,699
JPMorgan Chase & Co.	397,676	119,422,103
KeyCorp	860,606	17,848,968
PNC Financial Services Group, Inc. (The)	98,881	20,997,380
Wells Fargo & Co.	319,445	26,018,795
Zions Bancorp NA	45,920	2,630,298
Total		268,039,905
Capital Markets 2.7%
Bank of New York Mellon Corp. (The)	268,995	32,037,304
Blackrock, Inc.	19,159	20,370,424
CME Group, Inc.	81,707	26,105,386
Galaxy Digital, Inc., Class A(a)	80,422	1,655,889
LPL Financial Holdings, Inc.	26,519	7,965,777
Moelis & Co., ADR, Class A	8,216	487,702
Morgan Stanley	328,121	54,635,428
Northern Trust Corp.	49,564	7,092,113
T. Rowe Price Group, Inc.	16,794	1,589,216
Total		151,939,239
Consumer Finance 1.9%
Ally Financial, Inc.	126,683	4,996,378
American Express Co.	107,318	33,150,530
Capital One Financial Corp.	273,733	53,553,124
OneMain Holdings, Inc.	59,643	3,281,558
Common Stocks (continued)
Issuer	Shares	Value ($)
SLM Corp.	86,569	1,622,303
Synchrony Financial	146,400	10,117,704
Total		106,721,597
Financial Services 2.7%
Berkshire Hathaway, Inc., Class B(a)	162,350	81,978,633
Corebridge Financial, Inc.	103,340	2,670,306
Equitable Holdings, Inc.	639,765	25,731,348
Jackson Financial, Inc., Class A	35,512	3,887,854
MGIC Investment Corp.	100,923	2,677,487
Visa, Inc., Class A	109,208	34,961,849
Total		151,907,477
Insurance 6.8%
Allstate Corp. (The)	74,048	15,884,777
American Financial Group, Inc.	29,428	3,913,335
American International Group, Inc.	1,095,641	88,188,144
Aon PLC, Class A	202,269	67,855,181
Arch Capital Group Ltd.(a)	111,024	11,119,054
Assurant, Inc.	25,162	5,776,944
Axis Capital Holdings Ltd.	38,092	4,027,086
Chubb Ltd.	110,180	37,555,955
F&G Annuities & Life, Inc.	5,189	117,531
Globe Life, Inc.	40,958	5,949,559
Hartford Insurance Group, Inc. (The)	75,693	10,659,845
Lincoln National Corp.	43,529	1,493,045
Marsh & McLennan Companies, Inc.	80,066	14,951,525
MetLife, Inc.	628,800	45,317,616
Primerica, Inc.	10,435	2,646,942
Principal Financial Group, Inc.	59,369	5,664,990
Progressive Corp. (The)	103,287	22,068,300
Prudential Financial, Inc.	59,296	5,833,541
RenaissanceRe Holdings Ltd.	23,685	7,163,765
Travelers Companies, Inc. (The)	63,352	19,552,961
Total		375,740,096
Total Financials		1,054,348,314

Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.7%
Biotechnology 1.4%
AbbVie, Inc.	123,315	28,618,945
Exelixis, Inc.(a)	106,785	4,704,947
Gilead Sciences, Inc.	292,693	43,596,623
Total		76,920,515
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	865,066	100,650,429
Cooper Cos, Inc. (The)(a)	308,336	25,798,473
Lantheus Holdings, Inc.(a)	4,949	370,730
Masimo Corp.(a)	23,060	4,043,571
Medtronic PLC	394,555	38,532,241
Solventum Corp.(a)	134,886	10,008,541
Total		179,403,985
Health Care Providers & Services 1.0%
Centene Corp.(a)	175,382	7,871,144
Labcorp Holdings, Inc.	81,647	23,605,781
UnitedHealth Group, Inc.	60,041	17,608,224
Universal Health Services, Inc., Class B	22,792	4,697,431
Total		53,782,580
Life Sciences Tools & Services 0.7%
Danaher Corp.	53,437	11,255,970
Thermo Fisher Scientific, Inc.	53,827	28,049,788
Total		39,305,758
Pharmaceuticals 4.4%
AstraZeneca PLC	87,176	18,171,837
Bristol-Myers Squibb Co.	222,666	13,887,678
Jazz Pharmaceuticals PLC(a)	29,607	5,625,922
Johnson & Johnson	285,122	70,832,859
Merck & Co., Inc.	556,305	68,881,685
Pfizer, Inc.	864,898	23,914,430
Viatris, Inc.	516,542	7,711,972
Zoetis, Inc.	283,110	37,115,721
Total		246,142,104
Total Health Care		595,554,942
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.9%
Aerospace & Defense 1.4%
ATI, Inc.(a)	41,518	6,791,929
General Dynamics Corp.	62,835	22,435,237
L3Harris Technologies, Inc.	94,316	34,381,955
Northrop Grumman Corp.	20,182	14,619,437
Total		78,228,558
Air Freight & Logistics 1.2%
Expeditors International of Washington, Inc.	56,560	8,202,897
FedEx Corp.	116,833	45,214,371
United Parcel Service, Inc., Class B	120,189	13,937,116
Total		67,354,384
Building Products 1.3%
Advanced Drainage Systems, Inc.	33,549	5,748,286
AO Smith Corp.	42,712	3,331,536
Armstrong World Industries, Inc.	22,013	3,819,255
Builders FirstSource, Inc.(a)	126,708	13,214,377
Carrier Global Corp.	325,231	20,944,876
Lennox International, Inc.	7,339	4,182,790
Owens Corning	34,783	4,245,961
Trane Technologies PLC	38,637	17,862,658
Total		73,349,739
Commercial Services & Supplies 1.5%
Waste Management, Inc.	356,919	85,960,372
Construction & Engineering 0.5%
Dycom Industries, Inc.(a)	15,038	6,316,261
EMCOR Group, Inc.	11,230	8,137,482
IES Holdings, Inc.(a)	5,599	2,773,465
Primoris Services Corp.	35,331	5,325,088
Valmont Industries, Inc.	9,802	4,508,234
Total		27,060,530
Electrical Equipment 0.8%
Acuity, Inc.	34	10,254
Emerson Electric Co.	112,691	16,988,168
Nextpower, Inc., Class A(a)	57,848	6,079,825
Regal Rexnord Corp.	104,371	23,063,904
Total		46,142,151
Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.8%
CSX Corp.	929,590	39,684,197
JB Hunt Transport Services, Inc.	24,658	5,755,424
Norfolk Southern Corp.	36,502	11,488,640
Old Dominion Freight Line, Inc.	14,253	2,894,072
Ryder System, Inc.	20,215	4,478,835
U-Haul Holding Co.(a)	2,418	122,496
U-Haul Holding Co.	40,740	1,921,298
Union Pacific Corp.	339,744	90,025,365
Total		156,370,327
Industrial Conglomerates 0.3%
Honeywell International, Inc.	76,510	18,637,071
Machinery 3.3%
AGCO Corp.	16,580	2,263,170
Caterpillar, Inc.	65,988	49,017,866
Cummins, Inc.	20,567	12,008,454
Deere & Co.	62,847	39,575,385
Dover Corp.	71,750	16,179,625
Illinois Tool Works, Inc.	57,962	16,845,496
Mueller Industries, Inc.	40,393	4,764,758
Parker-Hannifin Corp.	40,162	40,530,687
Toro Co. (The)	45,977	4,545,286
Total		185,730,727
Passenger Airlines 0.6%
Alaska Air Group, Inc.(a)	52,940	2,731,704
Delta Air Lines, Inc.	220,001	14,454,066
United Airlines Holdings, Inc.(a)	123,026	13,077,664
Total		30,263,434
Professional Services 0.5%
Automatic Data Processing, Inc.	41,726	8,944,386
SS&C Technologies Holdings, Inc.	210,518	15,849,900
Total		24,794,286
Trading Companies & Distributors 0.7%
Ferguson Enterprises, Inc.	90,810	23,679,616
GATX Corp.	15,153	2,790,728
W.W. Grainger, Inc.	9,746	11,156,538
Total		37,626,882
Total Industrials		831,518,461
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.9%
Communications Equipment 1.0%
Cisco Systems, Inc.	439,490	34,921,876
InterDigital, Inc.	13,010	4,768,555
Motorola Solutions, Inc.	32,539	15,692,258
Total		55,382,689
Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc.	268	17,645
Flex Ltd.(a)	130,905	8,249,633
Sanmina Corp.(a)	14,135	2,194,600
TE Connectivity PLC	80,044	18,422,127
Total		28,884,005
IT Services 1.2%
Accenture PLC, Class A	140,383	29,300,740
International Business Machines Corp.	90,489	21,736,362
Wix.com Ltd.(a)	218,165	15,371,906
Total		66,409,008
Semiconductors & Semiconductor Equipment 5.8%
Amkor Technology, Inc.	67,032	3,205,470
Analog Devices, Inc.	126,144	44,880,774
Applied Materials, Inc.	72,357	26,938,511
Broadcom, Inc.	98,182	31,374,058
KLA Corp.	17,105	26,077,428
Lam Research Corp.	287,591	67,264,659
Micron Technology, Inc.	107,532	44,342,971
ON Semiconductor Corp.(a)	131,346	8,731,882
Texas Instruments, Inc.	322,323	68,367,931
Total		321,183,684
Software 3.2%
Adobe, Inc.(a)	130,884	34,345,270
Cipher Mining, Inc.(a)	221,106	3,449,254
Microsoft Corp.	243,277	95,544,609
Pegasystems, Inc.	50,809	2,221,878
Salesforce, Inc.	209,637	40,835,191
Total		176,396,202
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	262,839	69,436,807
Total Information Technology		717,692,395

Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.5%
Chemicals 0.7%
CF Industries Holdings, Inc.	72,062	7,173,052
Linde PLC	49,075	24,934,026
LyondellBasell Industries NV, Class A	86,065	4,950,459
NewMarket Corp.	4,342	2,718,135
Total		39,775,672
Construction Materials 0.6%
Eagle Materials, Inc.	16,226	3,631,379
Martin Marietta Materials, Inc.	42,068	28,461,946
Total		32,093,325
Containers & Packaging 0.9%
Avery Dennison Corp.	44,748	8,786,270
Graphic Packaging Holding Co.	115,396	1,411,293
International Paper Co.	482,373	21,007,344
Packaging Corp. of America	71,886	16,687,616
Sonoco Products Co.	212	11,972
Total		47,904,495
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	345,479	23,520,210
Newmont Corp.	183,789	23,892,570
Nucor Corp.	145,011	25,649,546
Total		73,062,326
Total Materials		192,835,818
Real Estate 1.9%
Health Care REITs 0.1%
Welltower, Inc.	30,018	6,217,328
Industrial REITs 0.2%
Prologis, Inc.	61,736	8,801,701
Real Estate Management & Development 0.0%
Opendoor Technologies, Inc.(a)	266,752	1,445,796
Residential REITs 0.1%
AvalonBay Communities, Inc.	34,764	6,161,224
Specialized REITs 1.5%
Extra Space Storage, Inc.	235,254	35,530,412
Common Stocks (continued)
Issuer	Shares	Value ($)
Public Storage	21,710	6,666,272
SBA Communications Corp.	210,362	42,316,420
Total		84,513,104
Total Real Estate		107,139,153
Utilities 1.8%
Electric Utilities 1.1%
American Electric Power Co., Inc.	104,787	14,022,597
Entergy Corp.	201,926	21,628,294
NextEra Energy, Inc.	100,829	9,454,735
Southern Co. (The)	202,161	19,686,438
Total		64,792,064
Independent Power and Renewable Electricity Producers 0.1%
Talen Energy Corp.(a)	16,604	6,159,586
Multi-Utilities 0.6%
Ameren Corp.	83,290	9,435,091
CMS Energy Corp.	91,169	7,117,564
DTE Energy Co.	40,141	5,950,502
WEC Energy Group, Inc.	85,084	9,951,424
Total		32,454,581
Total Utilities		103,406,231
Total Common Stocks (Cost $4,309,265,906)		5,422,265,956

Warrants 0.0%

Real Estate 0.0%
Real Estate Management & Development 0.0%
Opendoor Technologies, Inc.(a) 11/20/2026	8,891	7,477
Total Real Estate		7,477
Total Warrants (Cost $—)		7,477

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	150,042,025	150,012,017
Total Money Market Funds (Cost $149,998,332)		150,012,017
Total Investments in Securities (Cost: $4,459,264,238)		5,572,285,450
Other Assets & Liabilities, Net		222,537
Net Assets		5,572,507,987
Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	74,578,452	715,610,262	(640,189,429)	12,732	150,012,017	(3,583)	2,840,685	150,042,025
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Multi-Manager Value Strategies Fund  | 2026

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3QT116_05_T01_(04/26)